Activity and structure of Inter and its subsidiaries	12 Months Ended
Dec. 31, 2021
Activity and structure of Inter and its subsidiaries
Activity and structure of Inter and its subsidiaries
1	Activity and structure of Inter and its subsidiaries

Inter Platform Inc. is a Cayman Island exempted company with limited liability, incorporated on January 26, 2021. On May 7, 2021, Inter Platform Inc (the Company, and together with its consolidated subsidiaries, the Group) completed the first step in its corporate reorganization process (the Restructuring) involving two new non-operating companies with no material assets, liabilities or contingencies: the Company, located in the Cayman Islands and Inter Holding Financeira S.A. (HoldFin), located in Brazil. In this first step, the controlling shareholder of Banco Inter S.A. (Inter or Banco Inter), some of his family members and another founding shareholder of Banco Inter (the Controlling Shareholder and Others) became the holders of 100% of the shares the Company which, in turn, holds 100% of HoldFin (intermediate holding company) which, in turn, holds the controlling equity interest in Banco Inter previously held by the Controlling Shareholder and Others. As a result, the Company and HoldFin have become the indirect and direct controlling entities of Banco Inter, respectively, thus the ultimate shareholders of Banco Inter and their voting and non-voting interest were the same before and after the Restructuring.

The Group accounted for the Restructuring as a common control transaction, and the pre-restructuring carrying amounts of Banco Inter were included in the Inter Platform consolidated financial statements at book value (carryover basis). Thus, these consolidated financial statements reflect:

For the year-ended and as of December 31, 2019 and December 31, 2020

The historical operating results, cash flows and financial position of Banco Inter prior to the restructuring.

For the year-ended and as of December 31, 2021

1.	The contribution of Banco Inter consolidated assets and liabilities at book value on May 7, 2021;
2.	The recognition of non-controlling interest on May 7, 2021 relating to the Banco Inter shareholders that are not part of the Controlling Shareholder and Others, measured at the proportion of their economic interest in the book value of the consolidated net assets of Banco Inter at that date;
3.	The consolidated income statements, of Banco Inter from January 1, 2021 to May 6, 2021 aggregated with the consolidated income statements of the Group from May 7, 2021 to December 31, 2021;
4.	The consolidated cash flows of Banco Inter from January 1, 2021 to May 6, 2021 aggregated with the consolidated cash flows of the Group from May 7, 2021 to December 31, 2021;
5.	The consolidated balance sheets of the Group as of December 31, 2021;

The number of common shares issued by Inter Platform, is reflected retroactively to January 1, 2019, for purposes of calculating earnings per share.

Banco Inter is a publicly traded company organized under the laws of the Federal Republic of Brazil, which conducts business as a multiple bank based on a digital platform, as allowed by the Central Bank of Brazil and the applicable legislation. Inter´s objective is to operate as a digital multi-service bank for individuals and companies, and among its main activities are real estate loans, payroll credit, credit for companies, rural loans, credit card operations, checking account, investments, insurance services, as well as a marketplace of non-financial services provided by means of its subsidiaries. The operations are conducted within the context of the set of companies in the Group, working in the market in an integrated way.